LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

NOTE 11 – LEASES

Right of use assets

	1 January		31 December
	2025	Additions	2025

Cost:
Buildings	3,585,314	868,345	4,453,659
Furniture and fixtures	1,077,529	351,489	1,429,018
Software and rights	324,881	52,688	377,569
Vehicles	937,694	128,549	1,066,243

Total	5,925,418	1,401,071	7,326,489

Accumulated amortization:
Buildings	(2,429,989)	(634,923)	(3,064,912)
Furniture and fixtures	(877,642)	(97,936)	(975,578)
Software and rights	(285,285)	(10,556)	(295,841)
Vehicles	(631,209)	(154,933)	(786,142)

Total	(4,224,125)	(898,348)	(5,122,473)

Net book value	1,701,293		2,204,016

	1 January			31 December
	2024	Additions	Disposals	2024

Cost:
Buildings	2,562,075	1,023,239	—	3,585,314
Furniture and fixtures	1,083,058	—	(5,529)	1,077,529
Software and rights	324,881	—	—	324,881
Vehicles	633,503	304,191	—	937,694

Total	4,603,517	1,327,430	(5,529)	5,925,418

Accumulated amortization:
Buildings	(1,997,803)	(432,186)	—	(2,429,989)
Furniture and fixtures	(733,343)	(148,548)	4,249	(877,642)
Software and rights	(276,018)	(9,267)	—	(285,285)
Vehicles	(527,623)	(103,586)	—	(631,209)

Total	(3,534,787)	(693,587)	4,249	(4,224,125)

Net book value	1,068,730			1,701,293

Lease liabilities are discounted using the Group’s incremental borrowing rates in the lease (where applicable). As of 31 December 2025, the weighted average annual incremental borrowing rates of the Group for TRY is 40% (2024: TRY; 43%).

NOTE 11 – LEASES (Continued)

Right of use assets (Continued)

The Group has adopted the practical expedient included in IFRS 16 for short-term lease agreements with a lease term of 12 months or less and lease agreements determined by the Group as having a low value. The Group accounts for the lease payments in other operating expenses in the period in which they are incurred. Such expenses are not material to the Group’s consolidated financial statements.

Lease liabilities

	2025	2024

Short-term lease liabilities	1,050,937	535,459
Long-term lease liabilities	778,337	764,000

	1,829,274	1,299,459

Maturity analysis of lease liabilities is disclosed in Note 22 and the movement of lease liabilities is disclosed in Note 24.